UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-09891

Dreyfus Opportunity Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	10/31
Date of reporting period:	10/31/17

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.

Dreyfus Strategic Beta Emerging Markets Equity Fund

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus Strategic Beta Emerging Markets Equity Fund

ANNUAL REPORT October 31, 2017

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The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Strategic Beta Emerging Markets Equity Fund	The Fund

A LETTER FROM THE CEO OF DREYFUS

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Strategic Beta Emerging Markets Equity Fund, covering the 12-month period from November 1, 2016 through October 31, 2017. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Stocks set a series of new record highs and bonds produced mixed results over the past year in response to changing economic and political conditions. Financial markets at the start of the reporting period were dominated by the election of a new U.S. presidential administration. Equities and corporate-backed bonds surged higher in anticipation of more business-friendly regulatory, tax, and fiscal policies, but high-quality bonds generally lost value due to expectations of rising interest rates and accelerating inflation in a stronger economy. Despite a series of short-term interest-rate hikes, bonds recovered their previous losses over the first 10 months of 2017 when it became clearer that pro-growth legislation would take time and political capital to enact. U.S. and international stocks continued to rally as corporate earnings grew and global economic conditions improved.

The markets’ recent strong performance has been supported by solid underlying fundamentals. While we currently expect these favorable conditions to persist, we remain watchful for economic and political developments that could derail the markets. As always, we encourage you to discuss the risks and opportunities of today’s investment environment with your financial advisor.

Thank you for your continued confidence and support.

Sincerely,

Mark D. Santero
Chief Executive Officer
The Dreyfus Corporation
November 15, 2017

DISCUSSION OF FUND PERFORMANCE

For the period from November 1, 2016 through October 31, 2017, as provided by portfolio managers William S. Cazalet, CAIA, Ronald P. Gala, CFA, C. Wesley Boggs, Peter D. Goslin, CFA, and Syed A. Zamil, CFA, of Mellon Capital Management, Sub-Investment Adviser

Market and Fund Performance Overview

For the 12-month period ended October 31, 2017, Dreyfus Strategic Beta Emerging Markets Equity Fund’s Class A shares produced a total return of 24.63%, Class C shares returned 23.35%, Class I shares returned 24.50%, and Class Y shares returned 24.49%.1 For the same period, the fund’s benchmark, the MSCI Emerging Markets Index (the “Index”), produced a total return of 26.45%.2

Emerging-market equities advanced sharply during the reporting period, largely in response to improving global economic conditions, stabilizing commodity prices, favorable currency movements, and accelerating corporate earnings growth. The fund lagged the Index, mainly due to security selection shortfalls in the information technology and utilities sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities of companies organized or with their principal place of business, or a majority of assets or business, in emerging-market countries.

The fund’s portfolio managers use a proprietary methodology designed to rank and select stocks of emerging-market companies based on fundamental company information. The portfolio managers employ a “strategic beta” strategy to select and weight stocks for the fund’s portfolio based on the company’s economic size, which is determined by a combination of accounting metrics, including sales; earnings before interest, taxation, depreciation and amortization (EBITDA); and net total payout, including dividends and share repurchases. Companies are then ranked based on the quality and growth of their earnings, and companies with the lowest expected performance based on earnings quality and earnings growth metrics are excluded.

The portfolio managers handle risk by diversifying across companies and industries. The fund’s portfolio is rebalanced semiannually.

Emerging Markets Rebounded Strongly in 2017

The reporting period began with generally lackluster performance in the emerging markets due to uncertainties regarding the impact of the November 2016 U.S. presidential election on global trade and currency exchange rates. However, many emerging markets soon recovered when energy and commodity prices rebounded and investors’ concerns waned regarding possible detrimental U.S. trade policy changes.

The remainder of the reporting period saw significant gains for most emerging-market equities, which were supported by corporate earnings growth, a weakening U.S. dollar against most other currencies, subdued inflationary pressures, and improving global and local economic conditions. Brazil fared especially well when political and economic reforms proved effective in ending a local recession, Russia benefited from higher oil prices, and China appeared to engineer a return to vigorous economic growth. In fact, nearly all of the countries represented in the Index posted positive absolute returns for the reporting period overall, and emerging-market stocks generally outperformed their developed-market counterparts.

DISCUSSION OF FUND PERFORMANCE (continued)

Technology and Utilities Stocks Dampened Relative Results

Although the fund participated substantially in the Index’s robust gains over the reporting period, relative performance was constrained to a degree by selection shortfalls in the information technology sector, where the fund did not participate in some of the market’s more richly valued high fliers. Most notably, the fund held underweighted exposure to Chinese online retailer Alibaba Group Holding and Chinese social media giant Tencent Holdings, missing out on their gains. In the utilities sector, electricity producer Cia Energetica de Minas Gerais was hurt early in the reporting period by adverse currency movements and worries about possible U.S. protectionism.

The fund achieved better relative results in the real estate sector, where Chinese property developer China Evergrande Group advanced in the midst of record high property sales volumes and industry consolidation. Among financial companies, Industrial and Commercial Bank of China leveraged the size of its branch network to increase customer deposits and lending volumes. In South Korea, smartphone manufacturer Samsung Electronics shrugged off the effects of a 2016 product recall and posted record preorders in 2017 for an upcoming product release. Finally, Russian wireless carrier Mobile TeleSystems benefited from rising cell phone sales and positive comments from securities analysts.

Finding Ample Investment Opportunities

Although we focus on the valuations, growth prospects, and earnings momentum of individual companies, it is worth noting that market valuations across the region have remained attractive compared to developed markets, particularly in light of forecasts of stronger economic growth. Therefore, we have continued to find opportunities that meet our quantitative investment criteria across a wide variety of markets and industry groups. The fund ended the reporting period with mildly overweighted exposure to the energy and industrials sectors, but the fund held relatively few companies in the consumer discretionary and information technology sectors. From a country allocation perspective, we have identified ample investment opportunities in South Korea and Taiwan, but our process has found fewer attractive candidates in China and South Africa.

November 15, 2017

¹ Total return includes reinvestment of dividends and any capital gains paid and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect until March 1, 2018, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2 Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.

Equities are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.

Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards, and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.

FUND PERFORMANCE

Comparison of change in value of $10,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund Class A shares, Class C shares, Class I shares and Class Y shares and the MSCI Emerging Markets Index (the “Index”)

† Source: Lipper Inc.

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in each of the Class A, Class C, Class I and Class Y shares of Dreyfus Strategic Beta Emerging Markets Equity Fund on 9/15/14 (inception date) to a $10,000 investment made in the Index on that date. All dividends and capital gain distributions are reinvested.

The fund’s performance shown in the line graph above takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses on all classes. The Index is a free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

FUND PERFORMANCE (continued)

Average Annual Total Returns as of 10/31/17
	Inception Date	1 Year	From Inception
Class A shares
with maximum sales charge (5.75%)	9/15/14	17.50%	2.55%
without sales charge	9/15/14	24.63%	4.51%
Class C shares
with applicable redemption charge †	9/15/14	22.35%	3.65%
without redemption	9/15/14	23.35%	3.65%
Class I shares	9/15/14	24.50%	4.66%
Class Y shares	9/15/14	24.49%	4.66%
MSCI Emerging Markets Index	8/31/14	26.45%	3.24%	††

† The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.

†† For comparative purposes, the value of the Index as of 8/31/14 is used as the beginning value on 9/15/14.

The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to Dreyfus.com for the fund’s most recent month-end returns.

The fund's performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. In addition to the performance of Class A shares shown with and without a maximum sales charge, the fund's performance shown in the table takes into account all other applicable fees and expenses on all classes.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Strategic Beta Emerging Markets Equity Fund from May 1, 2017 to October 31, 2017. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.36	$9.37	$4.03	$4.03
Ending value (after expenses)	$1,128.50	$1,124.50	$1,130.20	$1,130.20

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended October 31, 2017
	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$5.09	$8.89	$3.82	$3.82
Ending value (after expenses)	$1,020.16	$1,016.38	$1,021.42	$1,021.42

† Expenses are equal to the fund’s annualized expense ratio of 1.00% for Class A, 1.75% for Class C, .75% for Class I and .75% for Class Y, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
October 31, 2017

Description	Shares		Value ($)
Common Stocks - 93.8%
Brazil - 3.7%
Ambev	14,000		89,445
B3 - Brasil Bolsa Balcao	4,650		33,973
Banco Bradesco	5,001		50,112
Banco do Brasil	3,800		40,006
Banco Santander Brasil	200		1,749
BB Seguridade Participacoes	3,200		27,126
CCR	3,900		21,698
Centrais Eletricas Brasileiras	1,100	[a]	7,414
Cia de Saneamento Basico do Estado de Sao Paulo	2,100		19,130
Cia Siderurgica Nacional	5,500	[a]	14,173
Cielo	3,736		25,559
Cosan Industria e Comercio	1,400		16,006
CPFL Energia	943		7,927
EDP - Energias do Brasil	2,400		10,565
Embraer	3,300		15,807
Engie Brasil Energia	1,000		10,944
Equatorial Energia	600		11,188
Fibria Celulose	1,500		24,000
Hypermarcas	400		4,182
JBS	10,000		23,049
Klabin	300		1,733
Kroton Educacional	2,200		12,099
Localiza Rent a Car	525		9,287
Lojas Renner	1,540		16,232
M Dias Branco	300		4,416
Multiplan Empreendimentos Imobiliarios	100		2,186
Natura Cosmeticos	1,700		16,094
OdontoPrev	1,000		4,812
Porto Seguro	800		8,733
Qualicorp	1,100		11,769
Raia Drogasil	400		9,563
Sul America	3,307		18,126
Tim Participacoes	2,400		8,899
Transmissora Alianca de Energia Eletrica	3,100		19,427
Ultrapar Participacoes	2,200		52,523
Vale	6,100		59,857
WEG	1,100		7,156
			716,965

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Chile - 1.3%
AES Gener	12,585		4,350
Aguas Andinas, Cl. A	12,449		8,117
Banco de Chile	70,681		10,828
Banco de Credito e Inversiones	47		3,161
Banco Santander Chile	204,192		16,041
Cencosud	6,097		18,201
Empresas COPEC	2,222		34,232
Enel Americas	205,628		44,101
Enel Generacion Chile	36,680		32,151
Enersis Chile	310,602		36,211
LATAM Airlines Group	1,438		19,860
SACI Falabella	2,095		20,079
			247,332
China - 17.9%
3SBio	500	[a,b]	895
58.com, ADR	50	[a]	3,359
AAC Technologies Holdings	800		14,644
Agricultural Bank of China, Cl. H	187,300		88,111
Air China, Cl. H	10,000		9,524
Alibaba Group Holding, ADR	500	[a]	92,445
Aluminum Corporation of China, Cl. H	40,300	[a]	32,441
Anhui Conch Cement, Cl. H	7,000		29,924
ANTA Sports Products	3,200		14,315
AviChina Industry & Technology, Cl. H	5,600		3,252
Baidu, ADR	220	[a]	53,667
Bank of China, Cl. H	402,200		200,548
Bank of Communications, Cl. H	23,200		17,486
Beijing Capital International Airport, Cl. H	3,600		5,907
BYD, Cl. H	2,200		19,275
CGN Power, Cl. H	14,800	[b]	4,344
China Cinda Asset Management, Cl. H	22,800		8,855
China Coal Energy, Cl. H	24,000		10,983
China Communications Construction, Cl. H	47,800		58,024
China Communications Services, Cl. H	22,500		13,642
China Construction Bank, Cl. H	520,400		464,274
China Everbright Bank, Cl. H	10,000		4,717
China Evergrande Group	30,000	[a]	115,556
China Huarong Asset Management, Cl. H	17,200	[b]	8,091
China Huishan Dairy Holdings	1,900	[a,c,d]	0
China Life Insurance, Cl. H	24,000		79,370
China Longyuan Power Group, Cl. H	9,500		7,038

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
China - 17.9% (continued)
China Medical System Holdings	1,200		2,218
China Mengniu Dairy	3,800	[a]	10,521
China Merchants Bank, Cl. H	8,400		32,033
China Minsheng Banking, Cl. H	35,500		34,356
China National Building Material, Cl. H	44,600		37,617
China Pacific Insurance Group, Cl. H	12,000		59,143
China Petroleum & Chemical, Cl. H	305,300		224,238
China Railway Construction, Cl. H	36,200		45,428
China Railway Group, Cl. H	90,200		72,494
China Shenhua Energy, Cl. H	34,000		81,237
China Southern Airlines, Cl. H	21,300		15,726
China Telecom, Cl. H	90,000		45,107
China Vanke, Cl. H	16,500		58,691
Chongqing Changan Automobile, Cl. B	2,400		3,141
Chongqing Rural Commercial Bank, Cl. H	9,200		6,250
CRRC, Cl. H	9,600		9,463
Dongfeng Motor Group, Cl. H	11,500		15,773
Fosun International	3,400		8,429
Fuyao Glass Industry Group, Cl. H	400	[b]	1,523
GF Securities, Cl. H	1,100		2,343
GOME Retail Holdings	67,200		8,614
Guangzhou Automobile Group, Cl. H	9,200		22,878
Guangzhou R&F Properties, Cl. H	10,100		21,517
Haitian International Holdings	1,800		5,387
Hengan International Group	4,000		39,429
Huaneng Power International, Cl. H	48,700		32,586
Huaneng Renewables, Cl. H	20,100		6,905
Industrial & Commercial Bank of China, Cl. H	399,100		316,665
JD.com, ADR	900	[a]	33,768
Jiangsu Expressway, Cl. H	6,700		10,271
Jiangxi Copper, Cl. H	13,400		21,367
Kingsoft	600		1,515
Lenovo Group	126,700		73,408
NetEase, ADR	110		31,011
New Oriental Education & Technology Group, ADR	100		8,324
People's Insurance Company Group of China, Cl. H	58,900		28,010
PICC Property & Casualty, Cl. H	23,300		46,174
Ping An Insurance Group Company of China, Cl. H	17,700		155,414
Semiconductor Manufacturing International	4,510	[a]	6,914

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
China - 17.9% (continued)
Shanghai Electric Group, Cl. H	12,200	[a]	5,536
Shanghai Fosun Pharmaceutical Group, Cl. H	500		2,496
Shanghai Lujiazui Finance & Trade Zone Development, Cl. B	1,880		2,929
Shanghai Pharmaceuticals Holding, Cl. H	5,700		14,722
Shenzhou International Group Holdings	600		5,122
SINA	50	[a]	5,383
Sino-Ocean Group Holding	12,500		8,156
Sinopec Engineering Group, Cl. H	3,400		2,916
Sinopec Shanghai Petrochemical, Cl. H	30,900		18,418
Sinopharm Group, Cl. H	9,600		42,946
Sinotrans, Cl. H	14,900		7,162
Sunac China Holdings	4,600		23,409
Sunny Optical Technology Group	1,000		14,638
Tencent Holdings	3,400		152,450
Tingyi Holding	14,000		22,073
TravelSky Technology, Cl. H	1,800		4,661
Vipshop Holdings, ADR	1,100	[a]	8,690
Want Want China Holdings	25,200		20,609
Weibo, ADR	5	[a]	463
Weichai Power, Cl. H	10,400		12,931
Yanzhou Coal Mining, Cl. H	33,000		32,909
Yum China Holdings	1,000		40,350
YY, ADR	50	[a]	4,520
Zhejiang Expressway, Cl. H	7,700		9,525
Zhuzhou CRRC Times Electric, Cl. H	600		3,511
Zijin Mining Group, Cl. H	42,200		14,605
ZTE, Cl. H	3,200	[a]	11,095
			3,488,800
Colombia - .5%
Cementos Argos	669		2,441
Corporacion Financiera Colombiana	174		1,636
Ecopetrol	136,533		74,728
Grupo Argos	1,015		6,620
Grupo de Inversiones Suramericana	575		7,300
Interconexion Electrica	2,689		11,774
			104,499
Czech Republic - .3%
CEZ	973		21,334
Komercni banka	348		14,960
Moneta Money Bank	3,293	[b]	11,256

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Czech Republic - .3% (continued)
O2 Czech Republic	1,210		14,737
			62,287
Egypt - .1%
Commercial International Bank Egypt	1,834		8,215
Global Telecom Holding	29,733	[a]	11,312
Talaat Moustafa Group	1,540		828
			20,355
Greece - .2%
Eurobank Ergasias	2,148	[a]	1,754
FF Group	119	[a]	2,492
Hellenic Telecommunications Organization	883		10,491
JUMBO	387		6,221
OPAP	996		11,161
Titan Cement	92		2,220
			34,339
Hong Kong - 3.5%
Beijing Enterprises Holdings	1,800		10,694
Beijing Enterprises Water Group	8,600	[a]	7,221
Brilliance China Automotive Holdings	1,200		3,033
China Conch Venture Holdings	500		1,019
China Everbright	2,400		5,691
China Everbright International	2,400		3,384
China Gas Holdings	4,300		13,063
China Mobile	21,100		211,909
China Overseas Land & Investment	11,100		35,997
China Power International Development	18,700		5,945
China Resources Gas Group	2,400		8,783
China Resources Land	14,500		43,213
China Resources Power Holdings	20,500		39,416
China State Construction International Holdings	1,900		2,669
China Taiping Insurance Holdings	6,700		22,072
COSCO SHIPPING Ports	3,800		4,403
Country Garden Holdings	25,100		39,767
CSPC Pharmaceutical Group	5,500		9,560
ENN Energy Holdings	3,900		28,595
Far East Horizon	2,900		2,881
Geely Automobile Holdings	15,900		49,220
Guangdong Investment	7,300		10,574
Haier Electronics Group	4,900	[a]	12,907
Kunlun Energy	24,000		22,242
Longfor Properties	8,200		19,151

Description	Shares	Value ($)
Common Stocks - 93.8% (continued)
Hong Kong - 3.5% (continued)
Nine Dragons Paper Holdings	9,700	17,805
Shanghai Industrial Holdings	3,800	11,666
Shimao Property Holdings	7,900	16,547
Sino Biopharmaceutical	7,500	8,758
Sun Art Retail Group	10,400	10,505
		678,690
Hungary - .3%
MOL Hungarian Oil & Gas	2,440	29,219
OTP Bank	550	22,180
Richter Gedeon	369	9,180
		60,579
Indonesia - 1.4%
Adaro Energy	102,500	13,793
Astra International	65,800	38,813
Bank Central Asia	15,700	24,194
Bank Danamon Indonesia	9,800	3,685
Bank Negara Indonesia	19,400	10,871
Bank Rakyat Indonesia	23,000	26,455
Charoen Pokphand Indonesia	16,300	3,966
Gudang Garam	1,200	6,194
Hanjaya Mandala Sampoerna	16,200	4,754
Indocement Tunggal Prakarsa	4,100	6,787
Indofood CBP Sukses Makmur	5,400	3,504
Indofood Sukses	11,400	6,893
Jasa Marga	7,700	3,690
Kalbe Farma	40,500	4,778
Matahari Department Store	3,300	2,093
Media Nusantara Citra	10,600	1,219
Pakuwon Jati	14,100	655
Surya Citra Media	8,600	1,363
Telekomunikasi Indonesia	240,500	71,463
Tower Bersama Infrastructure	8,100	4,061
Unilever Indonesia	2,900	10,606
United Tractors	7,200	18,408
Waskita Karya	6,900	1,079
		269,324
Malaysia - .9%
AirAsia	11,000	8,678
Astro Malaysia Holdings	6,300	4,182
Berjaya Sports Toto	7,497	4,268
British American Tobacco Malaysia	600	5,556
Dialog Group	2,300	1,228
DiGi.Com	14,600	17,243

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Malaysia - .9% (continued)
Felda Global Ventures Holdings	4,400		1,985
Genting Bhd	11,800		25,225
Genting Malaysia	4,800		5,703
HAP Seng Consolidated	600		1,315
IOI	12,300		12,958
IOI Properties Group	1,500		705
Kuala Lumpur Kepong	1,300		7,554
Malaysia Airports Holdings	900		1,760
Maxis	11,800		16,584
Petronas Chemicals Group	5,800		10,097
Petronas Dagangan	800		4,528
Petronas Gas	1,400		5,966
Public Bank	3,200		15,465
Sime Darby	4,900		10,648
Westports Holdings	2,000		1,753
YTL	17,442		5,232
			168,633
Mexico - 2.6%
Alfa, Cl. A	17,000		17,752
America Movil, Ser. L	197,800		170,544
Arca Continental	800		5,091
Cemex	40,248	[a]	32,729
Coca-Cola Femsa, Ser. L	3,300		22,308
El Puerto de Liverpool, Ser. C1	240		1,638
Fibra Uno Administracion	1,900		2,981
Fomento Economico Mexicano	8,900		77,530
Gentera	3,800		3,845
Gruma, Cl. B	930		12,206
Grupo Aeroportuario del Pacifico, Cl. B	1,400		13,312
Grupo Aeroportuario del Sureste, Cl. B	430		7,689
Grupo Bimbo, Ser. A	4,900		11,345
Grupo Carso, Ser. A1	900		2,917
Grupo Financiero Banorte, Cl. O	3,600		21,331
Grupo Financiero Santander Mexico, Cl. B	9,300		15,630
Grupo Lala	1,100		1,699
Industrias Penoles	755		17,603
Infraestructura Energetica Nova	500		2,551
Kimberly-Clark de Mexico, Cl. A	6,500		11,182
Mexichem	1,847		4,757
OHL Mexico	4,000		7,085
Promotora y Operadora de Infraestructura	345		3,281

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Mexico - 2.6% (continued)
Wal-Mart de Mexico	20,800		46,565
			513,571
Peru - .2%
Credicorp	150		31,416
Philippines - .5%
Aboitiz Power	3,200		2,634
Ayala	570		11,383
Ayala Land	6,500		5,439
Bank of the Philippine Islands	510		968
BDO Unibank	1,100		2,930
DMCI Holdings	16,450		4,888
Energy Development	32,900		3,677
Globe Telecom	320		12,657
GT Capital Holdings	170		3,886
International Container Terminal Services	960		1,969
JG Summit Holdings	5,070		7,552
Jollibee Foods	540		2,605
Megaworld	13,400		1,383
Metro Pacific Investments	21,100		2,779
PLDT	565		18,715
Robinsons Land	1,400		683
SM Investments	655		12,117
SM Prime Holdings	5,500		3,942
Universal Robina	950		2,631
			102,838
Poland - 6.8%
Bank Millennium	1,480	[a]	3,245
Bank Zachodni	71		7,125
CCC	22		1,650
Eurocash	444		4,490
Grupa Lotos	581		10,540
Jastrzebska Spolka Weglowa	257	[a]	6,912
KGHM Polska Miedz	1,051		35,501
mBank	24	[a]	3,036
Orange Polska	2,162	[a]	3,332
PGE	8,701	[a]	31,195
Polski Koncern Naftowy ORLEN	2,787		98,542
Polskie Gornictwo Naftowe i Gazownictwo	10,915		20,061
Powszechna Kasa Oszczednosci Bank Polski	2,596	[a]	27,636
Powszechny Zaklad Ubezpieczen	81,771		1,055,400
Synthos	1,973		2,672

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Poland - 6.8% (continued)
Tauron Polska Energia	12,720	[a]	12,301
			1,323,638
Qatar - .3%
Barwa Real Estate	230		1,896
Ezdan Holding Group	1,010		2,635
Industries Qatar	438		11,488
Masraf Al Rayan	788		7,734
Ooredoo	497		11,725
Qatar Electricity & Water	93		4,674
Qatar Gas Transport	1,261		5,247
Qatar Insurance	93		1,137
Qatar National Bank	367		12,246
			58,782
Romania - .0%
NEPI Rockcastle	55		769
Russia - 3.7%
Alrosa	13,100		16,845
Inter RAO UES	370,200		22,656
LUKOIL	3,260		172,588
MMC Norilsk Nickel	527		95,451
Mobile TeleSystems, ADR	14,200		150,662
Moscow Exchange MICEX-RTS	3,260		6,579
Novatek, GDR	171		19,511
Novolipetsk Steel	9,370		21,344
PhosAgro, GDR	435		5,981
Rostelecom	3,380		3,948
RusHydro	538,400		7,522
Sberbank of Russia	29,200		96,767
Severstal	1,670		25,653
Sistema, GDR	2,772		13,028
Tatneft	9,670		72,095
			730,630
South Africa - 3.0%
Anglo American Platinum	97	[a]	2,700
AngloGold Ashanti	2,567		23,662
Barclays Africa Group	3,324		32,947
Bid Corp	2,697		59,324
Bidvest Group	1,295		15,708
Capitec Bank Holdings	40		2,659
Coronation Fund Managers	1,076		5,430
Exxaro Resources	1,018		10,351
FirstRand	10,285		37,281
Gold Fields	8,298		33,125

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
South Africa - 3.0% (continued)
Growthpoint Properties	2,134		3,699
Hyprop Investments	633		4,761
Impala Platinum Holdings	1,295	[a]	3,592
Imperial Holdings	1,324		18,975
Investec	1,094		7,462
Liberty Holdings	442		3,471
Life Healthcare Group Holdings	3,147		5,832
Massmart Holdings	900		6,814
Mondi	769		18,446
Mr Price Group	639		7,920
Nedbank Group	927		13,596
Pick n Pay Stores	2,841		11,916
Pioneer Foods Group	322		2,710
PSG Group	50		928
Rand Merchant Investment Holdings	1,549		4,330
Redefine Properties	5,501		4,128
Remgro	628		9,505
Resilient REIT	82		817
RMB Holdings	995		4,398
Sanlam	3,809		19,047
Sappi	4,026		26,966
Shoprite Holdings	1,992		28,510
SPAR Group	1,231		14,484
Standard Bank Group	7,522		87,250
Telkom	1,626		6,091
The Foschini Group	968		9,277
Tiger Brands	464		12,668
Truworths International	1,558		8,304
Tsogo Sun Holdings	2,137		3,138
Vodacom Group	1,650		17,925
			590,147
South Korea - 20.6%
Amorepacific	29		8,128
Amorepacific Group	82		10,503
BGF Retail	59	[c]	4,166
CJ	209		34,791
CJ CheilJedang	61		19,928
CJ E&M	37		2,791
CJ Logistics	12	[a]	1,682
Coway	105		9,119
Daelim Industrial	247		18,387
Daewoo Engineering & Construction	529	[a]	3,470
DGB Financial Group	436		4,067

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
South Korea - 20.6% (continued)
Dongbu Insurance	368		23,157
Dongsuh	40		982
Doosan Heavy Industries & Construction	742		11,590
E-MART	107		21,393
GS Holdings	674		39,826
GS Retail	112		3,339
Hana Financial Group	1,377		58,934
Hankook Tire	464		22,364
Hanmi Pharm	2	[a]	827
Hanmi Science	1	[a]	82
Hanon Systems	469		5,442
Hanssem	10		1,522
Hanwha	3,886		154,871
Hanwha Chemical	770		20,928
Hanwha Life Insurance	1,531		10,823
Hanwha Techwin	153	[a]	5,244
Hotel Shilla	96		6,709
Hyosung	213		25,571
Hyundai Construction Equipment	9	[a]	3,004
Hyundai Department Store	36		2,940
Hyundai Development Co-Engineering & Construction	422		15,104
Hyundai Electric & Energy System	9	[a]	1,896
Hyundai Engineering & Construction	945		31,926
Hyundai Glovis	125		16,847
Hyundai Marine & Fire Insurance	658		26,635
Hyundai Robotics	31		12,493
Hyundai Steel	524		26,893
Industrial Bank of Korea	893		12,235
Kangwon Land	267		8,174
KB Financial Group	1,711		89,189
Kia Motors	1,630		51,504
Korea Aerospace Industries	95		4,816
Korea Gas	111	[a]	4,047
Korea Investment Holdings	91		5,142
Korea Zinc	20		9,140
Korean Air Lines	1,156	[a]	32,657
KT	699		18,312
KT&G	600		56,768
LG	436		33,468
LG Chem	262		94,361
LG Display	2,148		56,176
LG Electronics	2,417		196,320

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
South Korea - 20.6% (continued)
LG Household & Health Care	17		17,860
LG Uplus	2,651		30,406
Lotte	23		1,521
Lotte Chemical	88		29,023
Lotte Confectionery Co.	4	[a]	639
Mirae Asset Daewoo	2,297		20,810
NAVER	42		33,515
NH Investment & Securities	414		5,192
Ottogi	3		2,032
POSCO	874		253,927
Posco Daewoo	242		4,190
S-1	48		3,924
Samsung Card	66		2,159
Samsung Electro-Mechanics	238		22,093
Samsung Electronics	630		1,548,641
Samsung Fire & Marine Insurance	147		35,820
Samsung Life Insurance	251		30,245
Samsung SDS	85		15,705
Shinhan Financial Group	1,687		75,590
Shinsegae	44		8,994
SK Holdings	620		160,209
SK Hynix	2,477		181,737
SK Innovation	679		124,242
SK Networks	2,504		14,863
SK Telecom	145		34,168
Woori Bank	1,225		17,932
Yuhan	15		2,731
			4,018,851
Taiwan - 13.1%
Acer	47,000	[a]	24,311
Advanced Semiconductor Engineering	29,000		34,953
Advantech	1,099		7,507
Asustek Computer	6,000		51,924
AU Optronics	85,000		34,807
Catcher Technology	2,000		21,221
Cathay Financial Holding	24,000		39,629
Chailease Holding	2,040		5,262
Chang Hwa Commercial Bank	8,180		4,435
Cheng Shin Rubber Industry	5,000		9,864
Chicony Electronics	3,040		7,610
China Airlines	15,000	[a]	6,117
China Life Insurance	22,315		21,087
China Steel	65,000		52,910

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Taiwan - 13.1% (continued)
Chunghwa Telecom	20,000		68,304
Compal Electronics	80,000		58,887
CTBC Financial Holding	34,786		22,261
E.Sun Financial Holding	7,601		4,625
EVA Airways	11,330		5,579
Evergreen Marine	6,000	[a]	3,591
Far Eastern New Century	16,000		13,714
Far EasTone Telecommunications	9,000		21,128
Feng TAY Enterprise	1,120		5,050
First Financial Holding	11,004		7,097
Formosa Chemicals & Fibre	15,000		45,558
Formosa Petrochemical	5,000		17,490
Formosa Plastics	13,000		39,613
Formosa Taffeta	3,000		3,079
Foxconn Technology	3,060		9,750
Fubon Financial Holding	22,000		35,050
Giant Manufacturing	1,000		5,139
Highwealth Construction	6,100		8,151
Hon Hai Precision Industry	155,755		578,410
Hotai Motor	1,000		11,605
HTC	6,000	[a]	13,449
Hua Nan Financial Holdings	9,066		4,960
Innolux	134,000		58,648
Inventec	31,000		24,052
Lite-On Technology	26,119		36,850
Micro-Star International	5,000		12,185
Nan Ya Plastics	20,000		49,338
Nanya Technology	1,000		2,712
Novatek Microelectronics	3,000		11,091
Pegatron	37,000		95,691
Phison Electronics	1,000		11,887
Pou Chen	26,000		32,759
Powertech Technology	4,000		12,507
President Chain Store	3,000		26,957
Quanta Computer	35,000		82,395
Realtek Semiconductor	2,000		7,527
Ruentex Industries	1,000	[a]	1,601
Siliconware Precision Industries	10,000		15,849
Standard Foods	1,154		2,858
Synnex Technology International	44,600		56,490
Taishin Financial Holding	18,346		8,030
Taiwan Business Bank	5,565		1,537
Taiwan Cement	20,000		22,215

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Taiwan - 13.1% (continued)
Taiwan Cooperative Financial Holding	6,468		3,496
Taiwan Mobile	5,000		17,822
Taiwan Semiconductor Manufacturing	50,000		402,858
Teco Electric & Machinery	8,000		7,467
Transcend Information	1,000		2,838
Uni-President Enterprises	42,360		88,486
Vanguard International Semiconductor	4,000		7,586
Wistron	98,880		82,456
WPG Holdings	30,000		41,082
Yuanta Financial Holding	19,000		8,442
Yulon Motor	5,000		4,178
			2,544,017
Thailand - 2.4%
Advanced Info Service	4,700		27,518
Airports of Thailand	5,000		8,955
Bangkok Dusit Medical Services, Cl. F	2,700		1,723
Bangkok Expressway & Metro	3,700		869
Banpu	6,500		3,424
BEC World	4,000		2,095
Berli Jucker	1,200		1,933
Bumrungrad Hospital	400		2,649
Central Pattana	1,100		2,632
Charoen Pokphand Foods	19,500		15,262
CP ALL	12,700		26,761
Delta Electronics Thai	1,100		2,848
Electricity Generating	300		2,077
Glow Energy	2,400		6,502
Home Product Center	7,400		2,851
Indorama Ventures	21,200		29,356
IRPC	34,400		6,679
KCE Electronics	400		1,204
Krung Thai Bank	6,900		3,780
Minor International	2,100		2,734
PTT	12,500		158,037
PTT Exploration & Production	5,200		13,501
PTT Global Chemical	22,800		54,907
Robinson	1,000		2,235
Siam Cement	2,650		38,928
Siam Commercial Bank	3,600		15,876
Thai Oil	8,700		26,713
TMB Bank	23,200		1,802
True	9,900	[a]	1,833
			465,684

STATEMENT OF INVESTMENTS (continued)

Description	Shares		Value ($)
Common Stocks - 93.8% (continued)
Turkey - 1.5%
Akbank	6,378		16,830
Arcelik	1,727		9,433
BIM Birlesik Magazalar	647		13,192
Cola-Cola Icecek	276		2,808
Emlak Konut Gayrimenkul Yatirim Ortakligi	3,413	[a]	2,375
Enka Insaat ve Sanayi	1		1
Eregli Demir ve Celik Fabrikalari	5,486		12,871
Ford Otomotiv Sanayi	325		4,588
Haci Omer Sabanci Holding	7,682		21,344
KOC Holding	6,571		29,377
Petkim Petrokimya Holding	2,863		5,011
TAV Havalimananlari Holding	1,077		5,357
Tofas Turk Otomobil Fabrikasi	834		6,789
Tupras Turkiye Petrol Rafinerileri	1,314		47,281
Turk Telekomunikasyon	2,544	[a]	4,325
Turkcell Iletisim Hizmetleri	13,571		50,692
Turkiye Garanti Bankasi	7,133		19,612
Turkiye Halk Bankasi	2,736		7,977
Turkiye Is Bankasi, Cl. C	8,314		15,648
Turkiye Sise ve Cam Fabrikalari	3,686		4,324
Turkiye Vakiflar Bankasi, Cl. D	3,408		5,687
Ulker Biskuvi Sanayi	335		1,787
Yapi ve Kredi Bankasi	3,046	[a]	3,694
			291,003
United Arab Emirates - .8%
Abu Dhabi Commercial Bank	7,388		14,866
Aldar Properties	9,256		5,998
DP World	537		12,754
Dubai Islamic Bank	1,543		2,571
Emaar Malls	8,075		5,079
Emaar Properties	22,979		51,869
Emirates Telecommunications Group	11,270		54,775
First Abu Dhabi Bank	4,921		13,868
			161,780
United States - 8.2%
iShares MSCI Emerging Markets ETF	15,000		694,200

Description		Shares		Value ($)
Common Stocks - 93.8% (continued)
United States - 8.2% (continued)
iShares MSCI India ETF		25,391		894,779
				1,588,979
Total Common Stocks (cost $14,348,305)				18,273,908
	Preferred Dividend Yield (%)
Preferred Stocks - 4.1%
Brazil - 2.1%
Banco Bradesco	2.01	14,265		151,227
Braskem, Cl. A	2.72	900	[a]	14,405
Centrais Eletricas Brasileiras, Cl. B	7.49	1,100		8,521
Cia Brasileira de Distribuicao		1,200	[a]	27,952
Cia Energetica de Minas Gerais	8.04	13,000		30,719
Cia Paranaense de Energia, Cl. B	8.25	1,200		9,167
Gerdau	0.39	5,700		19,080
Itausa - Investimentos Itau	5.53	13,791		44,181
Telefonica Brasil	4.31	1,000		15,437
Vale	3.54	9,800		89,094
				409,783
Chile - .1%
Embotelladora Andina, Cl. B	2.88	705		3,561
Sociedad Quimica y Minera de Chile, Cl. B	2.01	296		17,666
				21,227
Colombia - .1%
Bancolombia	3.24	400		3,813
Grupo Aval Acciones y Valores	4.61	9,634		4,006
Grupo de Inversiones Suramericana	1.32	254		3,136
				10,955
Russia - .6%
Surgutneftegas		126,000	[a]	62,483
Transneft	4.59	19		60,106
				122,589
South Korea - 1.2%
Amorepacific	0.89	26		4,142
LG Chem	2.02	19		4,401
LG Household & Health Care	1.12	9		5,262

STATEMENT OF INVESTMENTS (continued)

Description	Preferred Dividend Yield (%)	Shares		Value ($)
Preferred Stocks - 4.1% (continued)
South Korea - 1.2% (continued)
Samsung Electronics	1.27	114		227,929
				241,734
Total Preferred Stocks (cost $554,587)				806,288
		Number of Rights
Rights - .0%
Brazil - .0%
Cia Energetica de Minas Gerais		2,065	[a]	732
China - .0%
Sisram Medical		2	[a]	0
Hong Kong - .0%
China State Construction International Holdings		237	[a]	1
South Korea - .0%
Hyundai Electric & Energy System		2	[a]	89
Supranational - .0%
UNEP		55	[a,c,d]	0
Taiwan - .0%
CTBC Financial Holding		476	[a]	58
E.Sun Financial Holding		424	[a]	47
				105
Thailand - .0%
Charoen Pokphand Foods		3,900	[a]	117
Total Rights (cost $4,055)				1,044
		Number of Warrants
Warrants - .0%
Thailand - .0%
Minor International (11/3/17) (cost $0)		45	[a,c]	4
		Shares
Other Investment - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $235,657)		235,657	[e]	235,657
Total Investments (cost $15,142,604)		99.1%		19,316,901
Cash and Receivables (Net)		.9%		170,354
Net Assets		100.0%		19,487,255

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

GDR—Global Depository Receipt

MICEX—Moscow Interbank Currency Exchange

REIT—Real Estate Investment Trust

RTS—Russian Trading System

aNon-income producing security.

bSecurity exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2017, these securities were valued at $26,109 or .13% of net assets.

cThe valuation of this security has been determined in good faith by management under the direction of the Board of Trustees. At October 31, 2017, the value of this security amounted to $4,170 or .02% of net assets.

dThe fund held Level 3 securities at October 31, 2017, these securities were valued at $0 or .0% of net assets.

eInvestment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †	Value (%)
Financials	22.6
Information Technology	22.6
Materials	8.4
Exchange-Traded Funds	8.2
Energy	8.1
Industrials	6.0
Telecommunication Services	6.0
Consumer Staples	5.3
Consumer Discretionary	4.5
Utilities	2.9
Real Estate	2.6
Money Market Investment	1.2
Health Care	.7
99.1

† Based on net assets.

See notes to financial statements.

STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS

Registered Investment Company	Value 10/31/16 ($)	Purchases ($)	Sales ($)	Value 10/31/17 ($)	Net Assets (%)	Dividends/ Distributions ($)
Dreyfus Institutional Preferred Government Plus Money Market Fund	257,465	6,974,715	6,996,523	235,657	1.2	2,465

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2017

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	14,906,947	19,081,244
Affiliated issuers	235,657	235,657
Cash		69,348
Cash denominated in foreign currency	157,240	154,653
Dividends receivable		13,185
Prepaid expenses		26,208
		19,580,295
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		5,866
Payable for shares of Beneficial Interest redeemed		2,225
Accrued expenses		84,949
		93,040
Net Assets ($)		19,487,255
Composition of Net Assets ($):
Paid-in capital		16,854,046
Accumulated undistributed investment income—net		310,037
Accumulated net realized gain (loss) on investments		(1,848,433)
Accumulated net unrealized appreciation (depreciation) on investments and foreign currency transactions		4,171,605
Net Assets ($)		19,487,255

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	284,364	31,020	587,498	18,584,373
Shares Outstanding	20,488	2,245	42,308	1,337,646
Net Asset Value Per Share ($)	13.88	13.82	13.89	13.89

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended October 31, 2017

Investment Income ($):
Income:
Cash dividends (net of $72,338 foreign taxes withheld at source):
Unaffiliated issuers	475,698
Affiliated issuers	2,465
Total Income	478,163
Expenses:
Management fee—Note 3(a)	92,140
Custodian fees—Note 3(c)	137,671
Professional fees	94,247
Registration fees	60,066
Pricing service fees	55,485
Prospectus and shareholders’ reports	8,762
Trustees’ fees and expenses—Note 3(d)	4,477
Shareholder servicing costs—Note 3(c)	3,437
Loan commitment fees—Note 2	351
Distribution fees—Note 3(b)	208
Miscellaneous	22,362
Total Expenses	479,206
Less—reduction in expenses due to undertaking—Note 3(a)	(362,790)
Less—reduction in fees due to earnings credits—Note 3(c)	(39)
Net Expenses	116,377
Investment Income—Net	361,786
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	669,713
Net realized gain (loss) on forward foreign currency exchange contracts	(10,759)
Net Realized Gain (Loss)	658,954
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	2,358,846
Net Realized and Unrealized Gain (Loss) on Investments	3,017,800
Net Increase in Net Assets Resulting from Operations	3,379,586

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended October 31,
	2017	2016
Operations ($):
Investment income—net	361,786	290,481
Net realized gain (loss) on investments	658,954	(2,221,526)
Net unrealized appreciation (depreciation) on investments	2,358,846	2,428,327
Net Increase (Decrease) in Net Assets Resulting from Operations	3,379,586	497,282
Distributions to Shareholders from ($):
Investment income—net:
Class A	(10,528)	(782)
Class C	(208)	-
Class I	(523)	(63,448)
Class Y	(248,819)	(136,782)
Total Distributions	(260,078)	(201,012)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A	218,998	565,824
Class I	1,123,378	-
Class Y	3,964,634	1,198,736
Distributions reinvested:
Class A	10,026	174
Class Y	248,819	135,959
Cost of shares redeemed:
Class A	(546,397)	(79,921)
Class C	-	(53,464)
Class I	(687,223)	(5,714,106)
Class Y	(984,789)	(5,233,698)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions	3,347,446	(9,180,496)
Total Increase (Decrease) in Net Assets	6,466,954	(8,884,226)
Net Assets ($):
Beginning of Period	13,020,301	21,904,527
End of Period	19,487,255	13,020,301
Undistributed investment income—net	310,037	196,123

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Year Ended October 31,
	2017	2016
Capital Share Transactions (Shares):
Class A
Shares sold	16,650	50,247
Shares issued for distributions reinvested	936	18
Shares redeemed	(49,129)	(8,522)
Net Increase (Decrease) in Shares Outstanding	(31,543)	41,743
Class C
Shares redeemed	-	(5,755)
Net Increase (Decrease) in Shares Outstanding	-	(5,755)
Class I
Shares sold	91,988	-
Shares redeemed	(51,920)	(613,760)
Net Increase (Decrease) in Shares Outstanding	40,068	(613,760)
Class Y
Shares sold	314,588	120,763
Shares issued for distributions reinvested	23,189	14,133
Shares redeemed	(85,968)	(547,675)
Net Increase (Decrease) in Shares Outstanding	251,809	(412,779)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

Class A Shares	Year Ended October 31,
	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.37	10.25	11.99	12.50
Investment Operations:
Investment income (loss)—net[b]	.20	.09	.23	(.00)[c]
Net realized and unrealized gain (loss) on investments	2.53	1.11	(1.92)	(.51)
Total from Investment Operations	2.73	1.20	(1.69)	(.51)
Distributions:
Dividends from investment income—net	(.22)	(.08)	(.05)	-
Dividends from net realized gain on investments	-	-	(.00)[c]	-
Total Distributions	(.22)	(.08)	(.05)	-
Net asset value, end of period	13.88	11.37	10.25	11.99
Total Return (%)[d]	24.63	11.80	(14.11)	(4.08)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.21	4.70	4.50	13.25[f]
Ratio of net expenses to average net assets	1.00	1.00	1.00	1.00[f]
Ratio of net investment income (loss) to average net assets	1.90	.91	2.04	(.15)[f]
Portfolio Turnover Rate	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	284	592	105	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Exclusive of sales charge.

e Not annualized.

f Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class C Shares	Year Ended October 31,
	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.30	10.17	11.98	12.50
Investment Operations:
Investment income (loss)—net[b]	.15	.07	.13	(.01)
Net realized and unrealized gain (loss) on investments	2.46	1.06	(1.90)	(.51)
Total from Investment Operations	2.61	1.13	(1.77)	(.52)
Distributions:
Dividends from investment income—net	(.09)	-	(.04)	-
Dividends from net realized gain on investments	-	-	(.00)[c]	-
Total Distributions	(.09)	-	(.04)	-
Net asset value, end of period	13.82	11.30	10.17	11.98
Total Return (%)[d]	23.35	11.11	(14.83)	(4.16)[e]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	4.24	4.92	5.12	14.00[f]
Ratio of net expenses to average net assets	1.75	1.75	1.75	1.75[f]
Ratio of net investment income (loss) to average net assets	1.25	.72	1.18	(.90)[f]
Portfolio Turnover Rate	47.92	80.13	32.52	1.76[e]
Net Assets, end of period ($ x 1,000)	31	25	81	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.|
d Exclusive of sales charge.
e Not annualized.
f Annualized.

See notes to financial statements.

Class I Shares	Year Ended October 31,
	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.47	.07	.25	.00[c]
Net realized and unrealized gain (loss) on investments	2.25	1.16	(1.92)	(.50)
Total from Investment Operations	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	(.00)[c]	-
Total Distributions	(.23)	(.10)	(.06)	-
Net asset value, end of period	13.89	11.40	10.27	12.00
Total Return (%)	24.50	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.99	2.71	4.08	12.68[e]
Ratio of net expenses to average net assets	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	3.37	.91	2.19	.10[e]
Portfolio Turnover Rate	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	587	26	6,328	7,390

a From September 15, 2014 (commencement of operations) to October 31, 2014.

b Based on average shares outstanding.

c Amount represents less than $.01 per share.

d Not annualized.

e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

Class Y Shares	Year Ended October 31,
	2017	2016	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	11.40	10.27	12.00	12.50
Investment Operations:
Investment income—net[b]	.29	.23	.09	.00[c]
Net realized and unrealized gain (loss) on investments	2.43	1.00	(1.76)	(.50)
Total from Investment Operations	2.72	1.23	(1.67)	(.50)
Distributions:
Dividends from investment income—net	(.23)	(.10)	(.06)	-
Dividends from net realized gain on investments	-	-	(.00)[c]	-
Total Distributions	(.23)	(.10)	(.06)	-
Net asset value, end of period	13.89	11.40	10.27	12.00
Total Return (%)	24.49	12.19	(13.99)	(4.00)[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	3.11	4.65	2.09	12.67[e]
Ratio of net expenses to average net assets	.75	.75	.75	.75[e]
Ratio of net investment income to average net assets	2.33	2.28	.98	.10[e]
Portfolio Turnover Rate	47.92	80.13	32.52	1.76[d]
Net Assets, end of period ($ x 1,000)	18,584	12,378	15,390	96

a From September 15, 2014 (commencement of operations) to October 31, 2014.
b Based on average shares outstanding.
c Amount represents less than $.01 per share.
d Not annualized.
e Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Strategic Beta Emerging Markets Equity Fund (the “fund”) is a separate diversified series of Dreyfus Opportunity Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s sub-investment adviser.

Effective March 31, 2017, the fund authorized the issuance of Class T shares, but, as of the date of this report, the fund did not offer Class T shares for purchase.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class C, Class I, Class T and Class Y. Class A and Class T shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

As of October 31, 2017, MBC Investments Corp., an indirect subsidiary of BNY Mellon, held all of the outstanding Class C shares and 2,240 Class I shares of the fund.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined to not accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (continued)

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of October 31, 2017 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Foreign Common Stocks	16,680,763	4,166†	0	16,684,929
Equity Securities - Foreign Preferred Stocks	806,288	-	-	806,288
Exchange-Traded Funds	1,588,979	-	-	1,588,979
Registered Investment Company	235,657	-	-	235,657
Rights	732	312	0	1,044
Warrants	-	4†	-	4

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures. See note above for additional information.

At October 31, 2017, the amount of securities transferred between levels equals fair value of Level 2 securities in the table above. At October 31, 2016, $3,079 of exchange traded foreign equity securities were classified within level 2 of the fair value hierarchy pursuant to the fund’s valuation procedures. The fund’s policy is to recognize transfers at their value on the date of transfer.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Equity Securities-Foreign Common Stock ($)
Balance as of 10/31/2016	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(102)
Purchases/ issuances	-
Sales/dispositions	-
Transfers into Level 3	102
Transfers out of Level 3†	-
Balance as of 10/31/2017	0
The amount of total gains (losses) for the period included in earnings attributable to the change in unrealized gains (losses) relating to investments still held at 10/31/2017	(102)

† Transfers into Level 3 represent the value at the date of transfer. The transfer into Level 3 for the current period was due to the suspension of trading of a security and worthless rights received as part of a corporate action.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act.

NOTES TO FINANCIAL STATEMENTS (continued)

Certain affiliated investment companies may also invest in the fund. At October 31, 2017, Dreyfus Diversified Emerging Markets Fund, an affiliate of the fund, held 1,337,646 Class Y shares.

(e) Risk: Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended October 31, 2017, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended October 31, 2017, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended October 31, 2017 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At October 31, 2017, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $316,613, accumulated capital losses $1,803,669 and unrealized appreciation $4,120,265.

Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.

The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2017. The fund has $914,178 of short-term capital losses and $889,491 of long-term capital losses which can be carried forward for an unlimited period.

The tax character of distributions paid to shareholders during the fiscal periods ended October 31, 2017 and October 31, 2016 were as follows: ordinary income $260,078 and $201,012 , respectively.

During the period ended October 31, 2017, as a result of permanent book to tax differences, primarily due to the tax treatment for foreign currency gains and losses and passive foreign investment companies, the fund increased accumulated undistributed investment income-net by $12,206 and decreased accumulated net realized gain (loss) on investments by the same amount. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in an $830 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 4, 2017, the unsecured credit facility with Citibank, N.A. was $810 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended October 31, 2017, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from November 1, 2016 through March 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund, so that the expenses of

NOTES TO FINANCIAL STATEMENTS (continued)

the classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75% of the value of the fund’s average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $362,790 during the period ended October 31, 2017. Pursuant to a sub-investment advisory agreement between Dreyfus and Mellon Capital, Mellon Capital serves as the fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. Dreyfus pays the sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended October 31, 2017, Class C shares were charged $208 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended October 31, 2017, Class A and Class C shares were charged $558 and $69, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended October 31, 2017, the fund was charged $1,186 for transfer agency services and $46 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $39.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended October 31, 2017, the fund was charged $137,671 pursuant to the custody agreement.

During the period ended October 31, 2017, the fund was charged $11,224 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $9,733, Distribution Plan fees $20, Shareholder Services Plan fees $56, custodian fees $10,219, Chief Compliance Officer fees $6,538 and transfer agency fees $129, which are offset against an expense reimbursement currently in effect in the amount of $20,829.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to certain exceptions, including redemptions made through use of the fund’s

NOTES TO FINANCIAL STATEMENTS (continued)

exchange privilege. During the period ended October 31, 2017, redemption fees charged and retained by the fund amounted to $497.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended October 31, 2017, amounted to $10,495,431 and $7,229,640, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. The fund enters into International Swaps and Derivatives Association, Inc. Master Agreements or similar agreements (collectively, “Master Agreements”) with its over-the-counter (“OTC”) derivative contract counterparties in order to, among other things, reduce its credit risk to counterparties. Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under a Master Agreement, the fund may offset with the counterparty certain derivative financial instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment in the event of default or termination.

Each type of derivative instrument that was held by the fund during the period ended October 31, 2017 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. At October 31, 2017, there were no forward contracts outstanding.

The following summarizes the average market value of derivatives outstanding during the period ended October 31, 2017:

Average Market Value ($)
Forward contracts	31,090

At October 31, 2017, the cost of investments for federal income tax purposes was $15,193,944; accordingly, accumulated net unrealized appreciation on investments was $4,122,957 consisting of $4,378,359 gross unrealized appreciation and $255,402 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Trustees
Dreyfus Strategic Beta Emerging Markets Equity Fund

We have audited the accompanying statement of assets and liabilities, including the statements of investments and investments in affiliated issuers, of Dreyfus Strategic Beta Emerging Markets Equity Fund, (one of the series comprising Dreyfus Opportunity Funds) (the Fund) as of October 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017 by correspondence with the custodian and others or by other appropriate auditing procedures where replies were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Strategic Beta Emerging Markets Equity Fund at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods in conformity with U.S. generally accepted accounting principles.

New York, New York
December 28, 2017

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended October 31, 2017:

- the total amount of taxes paid to foreign countries was $72,358.

- the total amount of income sourced from foreign countries was $537,864.

Where required by federal tax law rules, shareholders will receive notification of their proportionate share of foreign taxes paid and foreign sourced income for the 2017 calendar year with Form 1099-DIV which will be mailed in early 2018. For the fiscal year ended October 31, 2017, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $253,670 represents the maximum amount that may be considered qualified dividend income.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on July 25-26, 2017, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Subadviser”) provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Subadviser. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Subadviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended May 31, 2017, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the

“Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed with representatives of Dreyfus, its affiliates and/or the Subadviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and Performance Universe medians in all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index, and it was considered that the fund’s returns were above the returns of the index in the two calendar years shown.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board considered that the fund’s contractual management fee was below the Expense Group median (lowest in the Expense Group) and the fund’s actual management fee and total expense ratio were below the Expense Group and Expense Universe medians (each the lowest in the Expense Group and Expense Universe).

The Board noted that Dreyfus has contractually agreed, until March 1, 2018, to waive receipt of its fees and/or assume the expenses of the fund so that the expenses (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed .75%.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Broadridge category as the fund and (2) paid to Dreyfus or the Subadviser or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness of the fund’s management fee.

The Board considered the fee to the Subadviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Subadviser and Dreyfus. The Board also took into consideration that the Subadviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also considered the expense limitation arrangement and its effect on the profitability of Dreyfus and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by Dreyfus and the Subadviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Subadviser pursuant to the Sub-Investment Advisory Agreement, the Board did not consider the Subadviser’s profitability to be relevant to its deliberations. Dreyfus representatives also stated that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and the Subadviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Subadviser are adequate and appropriate.

• The Board was satisfied with the fund’s performance.

• The Board concluded that the fees paid to Dreyfus and the Subadviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Subadviser, of Dreyfus and the Subadviser and the services provided to the fund by Dreyfus and the Subadviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other Dreyfus funds that the Board oversees, during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the fund’s arrangements, or substantially similar arrangements for other Dreyfus funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (74)

Chairman of the Board (2000)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

No. of Portfolios for which Board Member Serves: 126

———————

Francine J. Bovich (66)

Board Member (2015)

Principal Occupation During Past 5 Years:

• Trustee, The Bradley Trusts, private trust funds (2011-present)

Other Public Company Board Memberships During Past 5 Years:

• Annaly Capital Management, Inc., Board Member (May 2014-present)

No. of Portfolios for which Board Member Serves: 74

———————

Gordon J. Davis (76)

Board Member (2012)

Principal Occupation During Past 5 Years:

• Partner in the law firm of Venable LLP (2012-present)

• Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

• Consolidated Edison, Inc., a utility company, Director (1997-2014)

• The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 53

———————

Isabel P. Dunst (70)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Of Counsel to the law firm of Hogan Lovells LLP (2015-present; previously, Partner, 1990-2014)

No. of Portfolios for which Board Member Serves: 32

———————

Nathan Leventhal (74)

Board Member (2009)

Principal Occupation During Past 5 Years:

•  President Emeritus of Lincoln Center for the Performing Arts (2001-present)

• Chairman of the Avery Fisher Artist Program (1997-2014)

• Commissioner, NYC Planning Commission (2007-2011)

Other Public Company Board Memberships During Past 5 Years:

• Movado Group, Inc., Director (2003-present)

No. of Portfolios for which Board Member Serves: 46

———————

Robin A. Melvin (54)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; board member since 2013)

• Director, Boisi Family Foundation, a private family foundation that supports youth-serving organizations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 98

———————

Roslyn M. Watson (68)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

No. of Portfolios for which Board Member Serves: 60

———————

Benaree Pratt Wiley (71)

Board Member (2009)

Principal Occupation During Past 5 Years:

• Principal, The Wiley Group, a firm specializing in strategy and business development (2005-present)

Other Public Company Board Memberships During Past 5 Years:

• CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (2008-present)

No. of Portfolios for which Board Member Serves: 81

———————

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBERS

J. Charles Cardona (61)

Board Member (2014)

Principal Occupation During Past 5 Years:

• Retired. President and a Director of the Manager (2008-2016), Chairman of the Distributor (2013-2016, Executive Vice President, 1997-2013)

No. of Portfolios for which Board Member Serves: 32

J. Charles Cardona is deemed to be an “interested person” (as defined under the Act) of the Company as a result of his previous affiliation with The Dreyfus Corporation.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80. The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

Clifford L. Alexander, Jr., Emeritus Board Member
Whitney I. Gerard, Emeritus Board Member
George L. Perry, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

BRADLEY J. SKAPYAK, President since January 2010.

Chief Operating Officer and a director of the Manager since June 2009, Chairman of Dreyfus Transfer, Inc., an affiliate of the Manager and the transfer agent of the funds, since May 2011 and Chief Executive Officer of MBSC Securities Corporation since August 2016. He is an officer of 62 investment companies (comprised of 126 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since February 1988.

BENNETT A. MACDOUGALL, Chief Legal Officer since October 2015.

Chief Legal Officer of the Manager and Associate General Counsel and Managing Director of BNY Mellon since June 2015; from June 2005 to June 2015, he served in various capacities with Deutsche Bank – Asset & Wealth Management Division, including as Director and Associate General Counsel, and Chief Legal Officer of Deutsche Investment Management Americas Inc. from June 2012 to May 2015. He is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 46 years old and has been an employee of the Manager since June 2015.

JANETTE E. FARRAGHER, Vice President and Secretary since December 2011.

Associate General Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 54 years old and has been an employee of the Manager since February 1984.

JAMES BITETTO, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon and Secretary of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 51 years old and has been an employee of the Manager since December 1996.

JOSEPH M. CHIOFFI, Vice President and Assistant Secretary since August 2005.

Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 55 years old and has been an employee of the Manager since June 2000.

MAUREEN E. KANE, Vice President and Assistant Secretary since April 2015.

Managing Counsel of BNY Mellon since July 2014; from October 2004 until July 2014, General Counsel, and from May 2009 until July 2014, Chief Compliance Officer of Century Capital Management. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 55 years old and has been an employee of the Manager since July 2014.

SARAH S. KELLEHER, Vice President and Assistant Secretary since April 2014.

Senior Counsel of BNY Mellon since March 2013, from August 2005 to March 2013, Associate General Counsel of Third Avenue Management. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. She is 42 years old and has been an employee of the Manager since March 2013.

JEFF PRUSNOFSKY, Vice President and Assistant Secretary since August 2005.

Senior Managing Counsel of BNY Mellon, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since October 1990.

NATALYA ZELENSKY, Vice President and Assistant Secretary since March 2017.

Counsel and Vice President of BNY Mellon since May 2016; Attorney at Wildermuth Endowment Strategy Fund/Wildermuth Advisory, LLC from November 2015 until May 2016; Assistant General Counsel at RCS Advisory Services from July 2014 until November 2015; Associate at Sutherland, Asbill & Brennan from January 2013 until January 2014; Associate at K&L Gates from October 2011 until January 2013. She is an officer of 63 investment companies (comprised of 151 portfolios) managed by Dreyfus. She is 32 years old and has been an employee of the Manager since May 2016.

JAMES WINDELS, Treasurer since November 2001.

Director – Mutual Fund Accounting of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 59 years old and has been an employee of the Manager since April 1985.

OFFICERS OF THE FUND (Unaudited) (continued)

RICHARD CASSARO, Assistant Treasurer since January 2008.

Senior Accounting Manager – Money Market and Municipal Bond Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 58 years old and has been an employee of the Manager since September 1982.

GAVIN C. REILLY, Assistant Treasurer since December 2005.

Tax Manager of the Investment Accounting and Support Department of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since April 1991.

ROBERT S. ROBOL, Assistant Treasurer since August 2005.

Senior Accounting Manager – Dreyfus Financial Reporting of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since October 1988.

ROBERT SALVIOLO, Assistant Treasurer since July 2007.

Senior Accounting Manager – Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since June 1989.

ROBERT SVAGNA, Assistant Treasurer since December 2002.

Senior Accounting Manager – Fixed Income and Equity Funds of the Manager, and an officer of 63 investment companies (comprised of 151 portfolios) managed by the Manager. He is 50 years old and has been an employee of the Manager since November 1990.

JOSEPH W. CONNOLLY, Chief Compliance Officer since October 2004.

Chief Compliance Officer of the Manager and The Dreyfus Family of Funds (63 investment companies, comprised of 151 portfolios). He is 60 years old and has served in various capacities with the Manager since 1980, including manager of the firm’s Fund Accounting Department from 1997 through October 2001.

CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance Officer since January 2016.

Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust since January 2016; from May 2015 to December 2015, Interim Anti-Money Laundering Compliance Officer of the Dreyfus Family of Funds and BNY Mellon Funds Trust and the Distributor; from January 2012 to May 2015, AML Surveillance Officer of the Distributor and from 2007 to December 2011, Financial Processing Manager of the Distributor. She is an officer of 57 investment companies (comprised of 145 portfolios) managed by the Manager. She is 49 years old and has been an employee of the Distributor since 1997.

NOTES

For More Information

Dreyfus Strategic Beta Emerging Markets Equity Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Sub-Investment Adviser

Mellon Capital Management
Corporation
50 Fremont Street, Suite 3900
San Francisco, CA 94105

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	Class A: DOFAX Class C: DOFCX Class I: DOFIX Class Y: DOFYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2017 MBSC Securities Corporation 6342AR1017

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").  Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $91,250 in 2016 and $46,766 in 2017.

(b)  Audit-Related Fees.  The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $12,860 in 2016 and $9,136 in 2017.  These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $40,416 in 2016 and $17,527 in 2017.  These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2016 and $0 in 2017.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $5 in 2016 and $4 in 2017.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2016 and $0 in 2017.

(e)(1)  Audit Committee Pre-Approval Policies and Procedures.  The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration.  The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2)  Note.  None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees.  The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $20,423,084 in 2016 and $32,905,415 in 2017.

Auditor Independence.  The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                        Not applicable.

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                        Not applicable.

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Opportunity Funds

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    December 21, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    December 21, 2017

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)